Accounting information and policies (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of principal foreign exchange rates used in the translation of financial statements
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2021, expressed in US dollars and euros per £1, were as follows:

	2021	2020	2019
US dollar
Income statement and cash flows(i)	1.35	1.26	1.29
Assets and liabilities(ii)	1.39	1.23	1.27
Euro
Income statement and cash flows(i)	1.13	1.14	1.13
Assets and liabilities(ii)	1.17	1.09	1.12
(i)    Weighted average rates
(ii) Year end rates
Disclosure Of Venezuelan Operations Explanatory1
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2021 and 30 June 2020 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	Year ended 30 June 2021		Year ended 30 June 2020
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate	At DICOM exchange rate
	236,878,083 VES/£	4,449,579 VES/£	10,024,865 VES/£	252,558 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	4	—	3
Operating (loss)/profit	(1)	11	—	10
Other finance income - hyperinflation adjustment	2	122	6	222
Net cash inflow from operating activities	—	9	—	6
Net assets	38	2,016	48	1,893